Commodity And Other Derivative Contractual Assets And Liabilities (Strategic Use of Derivatives) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Predecessor
Derivatives, Fair Value [Line Items]
Net liability under terminated TCEH interest rate swap and natural gas hedging agreements	$ 1,243